Basis of Presentation and General Information - Concentration Risk by Charterer (Details) - Sales Revenue, Net [Member]	12 Months Ended
Dec. 31, 2019
Charterer A [Member]
Concentration risk, percentage	12.00%
Charterer B [Member]
Concentration risk, percentage	10.00%
Charterer C [Member]
Concentration risk, percentage	10.00%